Consolidated Statements of Changes in Shareholder's Equity (Deficiency) - USD ($)	Ordinary Shares	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive income (loss)	Noncontrolling interests	Total
Balance at Jun. 30, 2016	$ 10,000	$ 8,056,610	$ (8,196,723)	$ 11,439		$ (118,674)
Balance,Shares at Jun. 30, 2016	10,000,000
Net income (loss) for the year			957,222			957,222
Capital contribution		434,631				434,631
Foreign currency translation gain (loss)				14,645		14,645
Balance at Jun. 30, 2017	$ 10,000	8,491,241	(7,239,501)	26,084		1,287,824
Balance,Shares at Jun. 30, 2017	10,000,000
Capital contribution from controlling shareholders		3,957,752				3,957,752
Capital contribution from noncontrolling shareholders		2,164,126			347,801	2,511,927
Net income (loss) for the year			475,346		(349,519)	125,827
Foreign currency translation gain (loss)				(33,404)	(795)	(34,199)
Balance at Jun. 30, 2018	$ 10,000	14,613,119	(6,764,155)	(7,320)	(2,513)	7,849,131
Balance,Shares at Jun. 30, 2018	10,000,000
Issuance of ordinary share through Initial public offering, net	$ 1,508	7,297,926				7,299,434
Issuance of ordinary share through Initial public offering, net, Shares	1,507,558
Disposal of subsidiaries					33,603	33,603
Net income (loss) for the year			(2,457,186)		(645,716)	(3,102,902)
Foreign currency translation gain (loss)				(244,638)	(26,556)	(271,194)
Balance at Jun. 30, 2019	$ 11,508	$ 21,911,045	$ (9,221,341)	$ (251,958)	$ (641,182)	$ 11,808,072
Balance,Shares at Jun. 30, 2019	11,507,558